Schedule of Investments – Virtus Terranova U.S. Quality Momentum ETF

April 30, 2025 (unaudited)

Security Description	Shares	Value

COMMON STOCKS – 99.2%

Communication Services – 4.7%
Electronic Arts, Inc.	9,056	$1,313,935
Fox Corp. Class A	26,901	1,339,401
Live Nation Entertainment, Inc.*	10,000	1,324,500
Meta Platforms, Inc. Class A	2,426	1,331,874
Netflix, Inc.*	1,205	1,363,723
Spotify Technology SA*	2,139	1,313,303
Total Communication Services		7,986,736
Consumer Discretionary – 7.0%
Doordash, Inc. Class A*	7,071	1,363,925
Expedia Group, Inc.	8,292	1,301,264
Garmin Ltd.	6,673	1,246,984
MercadoLibre, Inc. (Brazil)*	596	1,389,187
Ross Stores, Inc.	9,502	1,320,778
Royal Caribbean Cruises Ltd.	6,263	1,345,981
Tesla, Inc.*	4,659	1,314,583
TJX Cos., Inc. (The)	10,490	1,349,853
Tractor Supply Co.	26,594	1,346,188
Total Consumer Discretionary		11,978,743
Consumer Staples – 4.8%
Church & Dwight Co., Inc.	13,368	1,327,977
Costco Wholesale Corp.	1,359	1,351,526
Mondelez International, Inc. Class A	20,240	1,378,951
Monster Beverage Corp.*	22,628	1,360,395
Procter & Gamble Co. (The)	8,245	1,340,390
Walmart, Inc.	13,961	1,357,707
Total Consumer Staples		8,116,946
Energy – 0.8%
Baker Hughes Co.	36,421	1,289,303
Financials – 33.3%
Aflac, Inc.	12,299	1,336,655
Allstate Corp. (The)	6,882	1,365,320
American Express Co.	5,013	1,335,513
Ameriprise Financial, Inc.	2,849	1,341,936
Apollo Global Management, Inc.	9,952	1,358,249
Arch Capital Group Ltd.	14,640	1,327,555
Bank of New York Mellon Corp. (The)	16,879	1,357,240
Berkshire Hathaway, Inc. Class B*	2,500	1,333,125
Brown & Brown, Inc.	11,601	1,283,071
Capital One Financial Corp.	7,265	1,309,589
Charles Schwab Corp. (The)	16,607	1,351,810
Chubb Ltd.	4,756	1,360,596
Cincinnati Financial Corp.	9,930	1,382,355
Citizens Financial Group, Inc.	35,822	1,321,474
CME Group, Inc.	4,985	1,381,244
Fifth Third Bancorp	37,629	1,352,386
First Citizens BancShares, Inc. Class A	746	1,327,238
Hartford Insurance Group, Inc. (The)	11,179	1,371,328
Huntington Bancshares, Inc.	92,192	1,339,550
Interactive Brokers Group, Inc. Class A	7,842	1,347,648
JPMorgan Chase & Co.	5,451	1,333,424
KKR & Co., Inc.	11,683	1,335,016
Loews Corp.	15,569	1,351,856
M&T Bank Corp.	7,931	1,346,367
Markel Group, Inc.*	736	1,338,490
Marsh & McLennan Cos., Inc.	6,055	1,365,221
Mastercard, Inc. Class A	2,488	1,363,573
MetLife, Inc.	17,656	1,330,733
Security Description	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Northern Trust Corp.	14,495	$1,362,240
NU Holdings Ltd. Class A (Brazil)*	110,538	1,373,987
PNC Financial Services Group, Inc. (The)	8,378	1,346,261
Progressive Corp. (The)	5,009	1,411,236
Raymond James Financial, Inc.	9,664	1,324,355
Regions Financial Corp.	65,462	1,336,079
S&P Global, Inc.	2,766	1,383,138
State Street Corp.	15,193	1,338,503
Synchrony Financial	25,818	1,341,245
Tradeweb Markets, Inc. Class A	9,813	1,357,138
Travelers Cos., Inc. (The)	5,123	1,353,138
US Bancorp	33,256	1,341,547
Visa, Inc. Class A	3,961	1,368,526
W R Berkley Corp.	18,836	1,350,353
Total Financials		56,636,308
Health Care – 9.5%
Amgen, Inc.	4,727	1,375,179
Boston Scientific Corp.*	13,028	1,340,190
Cencora, Inc.	4,643	1,358,867
Eli Lilly & Co.	1,501	1,349,324
Incyte Corp.*	22,440	1,406,090
Insulet Corp.*	5,092	1,284,661
Intuitive Surgical, Inc.*	2,580	1,330,764
ResMed, Inc.	5,628	1,331,529
Stryker Corp.	3,637	1,359,947
Veeva Systems, Inc. Class A*	5,834	1,363,347
Waters Corp.*	3,929	1,366,231
Zoetis, Inc.	8,650	1,352,860
Total Health Care		16,218,989
Industrials – 17.5%
Automatic Data Processing, Inc.	4,550	1,367,730
Axon Enterprise, Inc.*	2,199	1,348,647
Cintas Corp.	6,370	1,348,402
Copart, Inc.*	21,799	1,330,393
Cummins, Inc.	4,527	1,330,214
Fastenal Co.	16,444	1,331,471
General Dynamics Corp.	4,881	1,328,218
HEICO Corp.	5,396	1,353,101
Howmet Aerospace, Inc.	9,779	1,355,174
Leidos Holdings, Inc.	9,111	1,340,957
Lockheed Martin Corp.	2,779	1,327,667
Northrop Grumman Corp.	2,805	1,364,632
Parker-Hannifin Corp.	2,220	1,343,233
Paychex, Inc.	9,270	1,363,802
Quanta Services, Inc.	4,620	1,352,228
Republic Services, Inc.	5,451	1,366,838
Rollins, Inc.	24,002	1,371,234
Trane Technologies PLC	3,815	1,462,328
Uber Technologies, Inc.*	17,075	1,383,246
United Airlines Holdings, Inc.*	19,466	1,339,650
Westinghouse Air Brake Technologies Corp.	7,214	1,332,714
WW Grainger, Inc.	1,309	1,340,822
Total Industrials		29,782,701
Information Technology – 15.2%
Amphenol Corp. Class A	17,502	1,346,779
Apple, Inc.	6,343	1,347,887

Schedule of Investments – Virtus Terranova U.S. Quality Momentum ETF (continued)

April 30, 2025 (unaudited)

Security Description	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
AppLovin Corp. Class A*	4,796	$1,291,611
Arista Networks, Inc.*	17,040	1,401,881
Autodesk, Inc.*	4,918	1,348,762
Broadcom, Inc.	6,903	1,328,620
Check Point Software Technologies Ltd. (Israel)*	6,427	1,411,112
Cisco Systems, Inc.	23,410	1,351,459
Cognizant Technology Solutions Corp. Class A	18,395	1,353,320
Docusign, Inc.*	16,031	1,310,534
Fortinet, Inc.*	13,041	1,353,134
Motorola Solutions, Inc.	3,086	1,359,044
NVIDIA Corp.	11,959	1,302,574
Okta, Inc. Class A*	12,842	1,440,359
Oracle Corp.	9,586	1,348,942
Palantir Technologies, Inc. Class A*	11,771	1,394,157
Palo Alto Networks, Inc.*	7,417	1,386,460
ServiceNow, Inc.*	1,404	1,340,834
Zoom Communications, Inc.*	17,461	1,353,926
Total Information Technology		25,771,395
Materials – 1.6%
Ecolab, Inc.	5,575	1,401,722
Newmont Corp.	24,612	1,296,560
Total Materials		2,698,282
Real Estate – 3.2%
CBRE Group, Inc. Class A*	10,996	1,343,491
Public Storage	4,563	1,370,862
VICI Properties, Inc.	41,203	1,319,320
Welltower, Inc.	9,033	1,378,346
Total Real Estate		5,412,019
Utilities – 1.6%
Constellation Energy Corp.	5,953	1,330,139
Vistra Corp.	10,483	1,358,911
Total Utilities		2,689,050
Total Common Stocks
(Cost $158,673,869)		168,580,472
TOTAL INVESTMENTS – 99.2%
(Cost $158,673,869)		168,580,472
Other Assets in Excess of Liabilities – 0.8%		1,417,219
Net Assets – 100.0%		$169,997,691

*	Non-income producing security.

Schedule of Investments – Virtus Terranova U.S. Quality Momentum ETF (continued)

April 30, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$168,580,472	$—	$—	$168,580,472
Total	$168,580,472	$—	$—	$168,580,472